FAIR VALUE MEASUREMENT (Summary of Changes in Fair Value of Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Contingent Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Total gain/(loss) included in earnings from equity investment	6,048
Foreign exchange adjustment	1,157
Ending balance	7,205
NQ Guotai [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	18,068	18,762
Capital injection	14,578
Total gain/(loss) included in earnings from equity investment	(325)	388
Impairment loss	(8,302)
Foreign exchange adjustment	(1,000)	(1,082)
Ending balance	23,019	18,068
Taiyue Wutong Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,996
Capital injection		3,080
Total gain/(loss) included in earnings from equity investment	(32)	(84)
Impairment loss
Foreign exchange adjustment	(197)
Ending balance	2,767	2,996
Yuanxin Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	7,700
Capital injection	21,623	7,700
Total gain/(loss) included in earnings from equity investment
Impairment loss
Foreign exchange adjustment	(492)
Ending balance	28,831	7,700
Qingzhou Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	770
Capital injection		770
Total gain/(loss) included in earnings from equity investment	(13)
Impairment loss
Foreign exchange adjustment	(49)
Ending balance	$ 708	$ 770